Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transactions with Related Parties
Balance, beginning of year	$ 16,774,535	$ 9,127,542
Loans - New Directors	0	9,769,951
New loans to existing Principal Officers/Directors	1,902,000	3,330,226
Repayment	(2,604,104)	(5,453,184)
Balance, end of year	$ 16,072,431	$ 16,774,535